Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Nomura Commercial Asset Depositor Company LLC

NWL Company, LLC

309 W 49th St.

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Nomura Commercial Asset Depositor Company LLC and NWL Company, LLC (collectively, the “Company,” as the engaging party), and Nomura Securities International, Inc., Citigroup Global Markets Inc., and Citi Real Estate Funding Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the LONG Trust 2026-ISL, Commercial Mortgage Pass-Through Certificates, Series 2026-ISL securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 14 mortgaged properties (the “Mortgaged Properties”, collectively with the Mortgage Loan Asset, the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
●	The value of the collateral securing such assets; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of June 25, 2026.

●	The phrase “SOFR Assumption” refers to the provided SOFR value of 3.65000%.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on June 2, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	LONG 2026-ISL - Accounting Tape_6.2.26_v2.xlsx (provided on June 2, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Ground Lease” refers to the signed ground lease agreement or exhibit.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 21, 2026 through June 2, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

June 2, 2026

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	ID	None - Company Provided	None
2	Loan/Property	None - Company Provided	None
3	Mortgage Loan Originator	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Property Address	Appraisal Report; Engineering Report	None
6	Property City	Appraisal Report; Engineering Report	None
7	State	Appraisal Report	None
8	County	Appraisal Report	None
9	Zip Code	Appraisal Report	None
10	Property Type	Appraisal Report	None
11	Property Subtype (1)	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Total Number of Units	Underwriting File	None
15	Unit type	Underwriting File	None
16	Medical Use SF	Underwriting File	None
17	Medical Use %	Recalculation	None
18	Most Recent Occupancy %	Underwriting File	None
19	Occupancy Date	Underwriting File	None
20	Original Mortgage Loan Balance	Loan Agreement	None
21	Cut-off Date Mortgage Loan Balance	Recalculation	None
22	Cut-off Date Mortgage Loan Balance Per Square Foot	Recalculation	None
23	Mortgage Loan Balance at Maturity	Recalculation	None
24	Total Debt Original Balance	Recalculation	None
25	Total Debt Cut-off Date Balance	Recalculation	None
26	Loan Purpose	None - Company Provided	None
27	Borrower Entities	Loan Agreement	None
28	Sponsor	None - Company Provided	None
29	Guarantor	Loan Agreement	None
30	Property Manager	Loan Agreement	None
31	Title Type	Title Policy	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
32	Origination Date	None - Company Provided	None
33	Payment Date	Loan Agreement	None
34	First Payment Date	Loan Agreement	None
35	Initial Maturity Date	Loan Agreement	None
36	Extension Options (Y/N)	Loan Agreement	None
37	Extension Option Description	Loan Agreement	None
38	Fully Extended Maturity Date	Loan Agreement	None
39	Payment Grace Period Event of Default	Loan Agreement	None
40	Payment Grace Period Event of Late Fee	Loan Agreement	None
41	Balloon Grace Period Event of Default	Loan Agreement	None
42	Balloon Grace Period Event of Default Late Fee	Loan Agreement	None
43	Interest Accrual Period Start	Loan Agreement	None
44	Interest Accrual Period End	Loan Agreement	None
45	Original Mortgage Loan Term	Recalculation	None
46	Fully Extended Mortgage Loan Term	Recalculation	None
47	Original Mortgage Loan Amortization Term	Not Applicable*	None
48	Mortgage Loan IO Period	Recalculation	None
49	Seasoning	Recalculation	None
50	Remaining Mortgage Loan Term to Maturity	Recalculation	None
51	Remaining Mortgage Loan Amortization Term	Not Applicable*	None
52	Rate Type	Loan Agreement	None
53	Amortization Type	Loan Agreement	None
54	Accrual Basis	Loan Agreement	None
55	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement	None
56	Mortgage Loan Spread	None - Company Provided	None
57	Mortgage Loan SOFR Rounding Methodology	Loan Agreement	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
58	Mortgage Loan SOFR Floor	Loan Agreement	None
59	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided	None
60	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided	None
61	Mortgage Loan SOFR Cap Provider	None - Company Provided	None
62	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided	None
63	Mortgage Loan Interest Rate	Recalculation	None
64	Mortgage Loan Annual Debt Service	Recalculation	None
65	Mortgage Loan Monthly Debt Service	Recalculation	None
66	Prepayment String	Loan Agreement	None
67	Partial Prepayments Allowed	Loan Agreement	None
68	Partial Release Permitted	Loan Agreement	None
69	Partial Release Description	Loan Agreement	None
70	Future Funding Provisions	Loan Agreement	None
71	LockBox (Y/N)	Loan Agreement	None
72	LockBox Type	Loan Agreement	None
73	Cash Management	Loan Agreement	None
74	Springing Conditions	Loan Agreement	None
75	Single Purpose Entity	Loan Agreement	None
76	Non-Consolidation Letter	Loan Agreement	None
77	Ground Lease? (Y/N)	Ground Lease	None
78	Ground Lease Expiration Date	Ground Lease	None
79	Ground Lease Extension Terms	Ground Lease	None
80	Annual Ground Lease Payment	Ground Lease	None
81	Ground Lease Escalation Terms	Ground Lease	None
82	Existing Additional Debt	Loan Agreement	None
83	Additional Debt Type	Loan Agreement	None
84	Future Debt Permitted?	Loan Agreement	None
85	Future Debt Description	Loan Agreement	None
86	Initial Tax Reserve	Loan Agreement	None
87	Monthly Tax Reserve	Loan Agreement	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
88	Tax Reserve Cap	Loan Agreement	None
89	Initial Insurance Reserve	Loan Agreement	None
90	Monthly Insurance Reserve	Loan Agreement	None
91	Insurance Reserve Cap	Loan Agreement	None
92	Deferred Maintenance Reserve Deposit Amount	Loan Agreement	None
93	Initial Replacement Reserves	Loan Agreement	None
94	Monthly Replacement Reserves	Loan Agreement	None
95	Replacement Reserves Cap	Loan Agreement	None
96	Initial Rollover Reserve	Loan Agreement	None
97	Monthly Rollover Reserve	Loan Agreement	None
98	Rollover Reserve Cap	Loan Agreement	None
99	Other Reserve Type	Loan Agreement	None
100	Other Reserve Initial Deposit	Loan Agreement	None
101	Other Reserve Monthly Deposit	Loan Agreement	None
102	Other Reserve Cap	Loan Agreement	None
103	Letter of Credit	Loan Agreement	None
104	Description of LOC	Loan Agreement	None
105	Appraised Value	Appraisal Report	None
106	Appraisal Type	Appraisal Report	None
107	Date of Appraisal (Valuation Date)	Appraisal Report	None
108	Appraised Value per Unit	Recalculation	None
109	Appraisal Cap Rate	Appraisal Report	None
110	Appraisal Firm	Appraisal Report	None
111	Environmental Firm	Environmental Report	None
112	Phase I Date	Environmental Report	None
113	Material Recognized Environmental Concern	Environmental Report	None
114	Phase II Recommended	Environmental Report	None
115	Phase II Date	Environmental Report	None
116	Engineering Firm	Engineering Report	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
117	Engineering Report Date	Engineering Report	None
118	Seismic Firm	Not Applicable*	None
119	Seismic Report Date	Not Applicable*	None
120	Seismic Zone	Not Applicable*	None
121	Seismic PML%	Not Applicable*	None
122	2023 Effective Gross Income	Underwriting File	$1.00
123	2023 Expenses	Underwriting File	$1.00
124	2023 NOI	Underwriting File	$1.00
125	2024 Effective Gross Income	Underwriting File	$1.00
126	2024 Expenses	Underwriting File	$1.00
127	2024 NOI	Underwriting File	$1.00
128	2025 Effective Gross Income	Underwriting File	$1.00
129	2025 Expenses	Underwriting File	$1.00
130	2025 NOI	Underwriting File	$1.00
131	TTM As of Date	Underwriting File	None
132	TTM Effective Gross Income	Underwriting File	$1.00
133	TTM Expenses	Underwriting File	$1.00
134	TTM NOI	Underwriting File	$1.00
135	Underwritten Effective Gross Income	Underwriting File	$1.00
136	Underwritten Base Rent	Underwriting File	$1.00
137	Underwritten Total Expenses	Underwriting File	$1.00
138	Underwritten NOI	Underwriting File	$1.00
139	Underwritten Replacement Reserves	Underwriting File	$1.00
140	Underwritten TI/LC	Underwriting File	$1.00
141	Underwritten NCF	Underwriting File	$1.00
142	Underwritten Medical Base Rent	Underwriting File	$1.00
143	% of Underwritten Base Rent from Medical Use	Recalculation	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
144	Medical IG Tenant Base Rent	Underwriting File	$1.00
145	% of Rent from IG Tenants	Recalculation	None
146	% of Medical Rent from IG Tenants	Recalculation	None
147	Mortgage Loan TTM NOI DSCR	Recalculation	None
148	Mortgage Loan Underwritten NOI DSCR	Recalculation	None
149	Mortgage Loan Underwritten NCF DSCR	Recalculation	None
150	Mortgage Loan TTM NOI DY	Recalculation	None
151	Mortgage Loan Underwritten NOI DY	Recalculation	None
152	Mortgage Loan Underwritten NCF DY	Recalculation	None
153	Mortgage Loan Cut-off Date As-Is LTV	Recalculation	None
154	Mortgage Loan Maturity Date As-Is LTV	Recalculation	None
155	Mortgage Loan Interest Rate At Cap	None - Company Provided	None
156	Mortgage Loan Annual Debt Service At SOFR Cap	None - Company Provided	None
157	Mortgage Loan Monthly Debt Service At SOFR Cap	None - Company Provided	None
158	Mortgage Loan Underwritten NOI DSCR At SOFR Cap	None - Company Provided	None
159	Mortgage Loan Underwritten NCF DSCR At SOFR Cap	None - Company Provided	None
160	Master + Primary Servicer Fee Rate	Fee Schedule	None
161	Trustee/Cert Admin Fee Rate	Fee Schedule	None
162	Operating Advisor Fee	Fee Schedule	None
163	CREFC Fee Rate	None - Company Provided	None
164	Total Admin Fee Rate	Recalculation	None
165	Net Mortgage Rate	Recalculation	None

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
166	Major Tenant 1	Underwriting File	None
167	Major Tenant 1 Sq. Ft.	Underwriting File	None
168	Major Tenant 1 % of Total	Recalculation	None
169	Major Tenant 1 Lease Expiration	Underwriting File	None
170	Major Tenant 2	Underwriting File	None
171	Major Tenant 2 Sq. Ft.	Underwriting File	None
172	Major Tenant 2 % of Total	Recalculation	None
173	Major Tenant 2 Lease Expiration	Underwriting File	None
174	Major Tenant 3	Underwriting File	None
175	Major Tenant 3 Sq. Ft.	Underwriting File	None
176	Major Tenant 3 % of Total	Recalculation	None
177	Major Tenant 3 Lease Expiration	Underwriting File	None
178	Major Tenant 4	Underwriting File	None
179	Major Tenant 4 Sq. Ft.	Underwriting File	None
180	Major Tenant 4 % of Total	Recalculation	None
181	Major Tenant 4 Lease Expiration	Underwriting File	None
182	Major Tenant 5	Underwriting File	None
183	Major Tenant 5 Sq. Ft.	Underwriting File	None
184	Major Tenant 5 % of Total	Recalculation	None
185	Major Tenant 5 Lease Expiration	Underwriting File	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

(1)	For the Mortgage Loan Asset identified in the Final Data File with a Property Name of “5 Dakota Drive”, we were instructed by the representatives of the Company to show “Medical” based on sponsor support for the purposes of performing Specified Attribute 11.
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	Medical Use %	Quotient of (i) Medical Use SF and (ii) Total Number of Units.
21	Cut-off Date Mortgage Loan Balance	Set equal to the Original Mortgage Loan Balance.
22	Cut-off Date Mortgage Loan Balance Per Square Foot	Quotient of (i) Cut-off Date Mortgage Loan Balance and (ii) Total Number of Units.
23	Mortgage Loan Balance at Maturity	Set equal to the Original Mortgage Loan Balance.
24	Total Debt Original Balance	Set equal to the Original Mortgage Loan Balance.
25	Total Debt Cut-off Date Balance	Set equal to the Total Debt Original Balance.
45	Original Mortgage Loan Term	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date through and including (ii) the Initial Maturity Date.
46	Fully Extended Mortgage Loan Term	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date through and including (ii) the Fully Extended Maturity Date.
48	Mortgage Loan IO Period	Set equal to the Original Mortgage Loan Term.
49	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
50	Remaining Mortgage Loan Term to Maturity	Difference between (i) Original Mortgage Loan Term and (ii) Seasoning.
63	Mortgage Loan Interest Rate	Sum of (i) SOFR Assumption and (ii) Mortgage Loan Spread.
64	Mortgage Loan Annual Debt Service	Product of (i) Mortgage Loan Monthly Debt Service and (ii) 12.
65	Mortgage Loan Monthly Debt Service	Quotient of (i) product of (a) Cut-off Date Mortgage Loan Balance, (b) Mortgage Loan Interest Rate, and (c) the Accrual Basis (365/360) and (ii) 12.
108	Appraised Value per Unit	Quotient of (i) Appraised Value and (ii) Total Number of Units.
143	% of Underwritten Base Rent from Medical Use	Quotient of (i) Underwritten Medical Base Rent and (ii) Underwritten Base Rent.
145	% of Rent from IG Tenants	Quotient of (i) Medical IG Tenant Base Rent and (ii) Underwritten Base Rent.
146	% of Medical Rent from IG Tenants	Quotient of (i) Medical IG Tenant Base Rent and (ii) Underwritten Medical Base Rent.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

LONG 2026-ISL	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
147	Mortgage Loan TTM NOI DSCR	Quotient of (i) TTM NOI and (ii) Mortgage Loan Annual Debt Service.
148	Mortgage Loan Underwritten NOI DSCR	Quotient of (i) Underwritten NOI and (ii) Mortgage Loan Annual Debt Service.
149	Mortgage Loan Underwritten NCF DSCR	Quotient of (i) Underwritten NCF and (ii) Mortgage Loan Annual Debt Service.
150	Mortgage Loan TTM NOI DY	Quotient of (i) TTM NOI and (ii) Cut-off Date Mortgage Loan Balance.
151	Mortgage Loan Underwritten NOI DY	Quotient of (i) Underwritten NOI and (ii) Cut-off Date Mortgage Loan Balance.
152	Mortgage Loan Underwritten NCF DY	Quotient of (i) Underwritten NCF and (ii) Cut-off Date Mortgage Loan Balance.
153	Mortgage Loan Cut-off Date As-Is LTV	Quotient of (i) Cut-off Date Mortgage Loan Balance and (ii) Appraised Value.
154	Mortgage Loan Maturity Date As-Is LTV	Quotient of (i) Mortgage Loan Balance at Maturity and (ii) Appraised Value.
164	Total Admin Fee Rate	Sum of (i) Master + Primary Service Fee Rate, (ii) Trustee/Cert Admin Fee Rate, (iii) Operating Advisor Fee, and (iv) CREFC Fee Rate.
165	Net Mortgage Rate	Difference between (i) Mortgage Loan Interest Rate and (ii) Total Admin Fee Rate.
168	Major Tenant 1 % of Total	For properties where Major Tenant 1 equals "NAP", "NAP". Otherwise, quotient of (i) Major Tenant 1 Sq. Ft and (ii) Total Number of Units.
172	Major Tenant 2 % of Total	For properties where Major Tenant 2 equals "NAP", "NAP". Otherwise, quotient of (i) Major Tenant 2 Sq. Ft and (ii) Total Number of Units.
176	Major Tenant 3 % of Total	For properties where Major Tenant 3 equals "NAP", "NAP". Otherwise, quotient of (i) Major Tenant 3 Sq. Ft and (ii) Total Number of Units.
180	Major Tenant 4 % of Total	For properties where Major Tenant 4 equals "NAP", "NAP". Otherwise, quotient of (i) Major Tenant 4 Sq. Ft and (ii) Total Number of Units.
184	Major Tenant 5 % of Total	For properties where Major Tenant 5 equals "NAP", "NAP". Otherwise, quotient of (i) Major Tenant 5 Sq. Ft and (ii) Total Number of Units.

www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700